Quarterly Financial Data (Unaudited) (Schedule Of Quarterly Financial Information) (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Revenues	$ 22,686	$ 21,410	$ 3,445	$ 3,396	$ 3,288	$ 3,401	$ 3,277	$ 2,877	$ 50,937	$ 12,843	$ 11,032
Operating expenses	10,708	10,380	8,905	8,550	9,762	8,669	7,735	7,205	38,543	33,371	22,828
Operating income (loss)	11,978	11,030	(5,460)	(5,154)	(6,474)	(5,268)	(4,458)	(4,328)	12,394	(20,528)	(11,796)
Other income (expense)	(131)	(151)	(14)	1	(16)	(15)	(23)	(9)	(295)	(63)	(719)
Income tax benefit	(10)		(2,060)	(1,939)	(2,450)	(1,988)	(1,688)	(1,632)	(4,009)	(7,758)	(4,705)
Net income (loss)	11,857	10,879	(3,414)	(3,214)	(4,040)	(3,295)	(2,793)	(2,705)	16,108	(12,833)	(7,810)
Net loss attributable to MLP predecessor			$ (3,414)	$ (3,214)	$ (4,040)	$ (3,295)	$ (2,793)	$ (2,705)	(6,628)	$ (12,833)	$ (7,810)
Net loss attributable to sponsor	(273)								(273)
Net income attributable to the partnership	$ 12,130	$ 10,879							$ 23,009
Distribution declared	$ 0.4025	$ 0.40
Common Units [Member]
Earnings per limited partner unit (basic and diluted)	0.37	0.34
Subordinated Units [Member]
Earnings per limited partner unit (basic and diluted)	$ 0.37	$ 0.34